Property and Equipment (Detail Textuals) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Property and Equipment
Depreciation expense	$ 43,029	$ 79,826	$ 168,068	$ 274,738	$ 345,882	$ 311,910